Filed pursuant to Rule 497(e)

File Nos. 333-148624 and 811-22167

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated October 22, 2012

to the Statutory Prospectus for Class A and Class C Shares of Allianz Funds Multi-Strategy Trust,

to the Statutory Prospectus for Institutional Class, Class P and Class D Shares of Allianz Funds Multi-Strategy

Trust,

and to the Statement of Additional Information of Allianz Funds Multi-Strategy Trust,

Each dated October 3, 2012

Disclosure Relating to the Allianz AGIC Structured Alpha Fund,

Allianz AGIC U.S. Equity Hedged Fund and Allianz NFJ Emerging Markets Value Fund

The names of the Allianz AGIC Structured Alpha Fund, Allianz AGIC U.S. Equity Hedged Fund and Allianz NFJ Emerging Markets Value Fund have been changed to “AllianzGI Structured Alpha Fund,” “AllianzGI U.S. Equity Hedged Fund” and “AllianzGI NFJ Emerging Markets Value Fund,” respectively. All references to the Funds in the prospectuses and Statement of Additional Information will be changed accordingly to “AllianzGI Structured Alpha Fund,” “AllianzGI U.S. Equity Hedged Fund” and “AllianzGI NFJ Emerging Markets Value Fund.”

The Funds expect to commence operations on or about December 3, 2012.